Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash provided by (used in) operating activities
Net income	$ 44,638	$ 98,094	$ 87,737
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	62,280	53,453	45,809
Payment of drydocking costs	(9,902)	(11,558)	(5,320)
Share-based compensation	1,573	1,643	1,122
Amortization of deferred financing costs	3,091	4,806	2,853
Profit from sale of vessel		(550)
Vessel write down following collision		10,500
Insurance recoverable from vessel repairs	60	(10,289)
Unrealized foreign exchange	208	(205)	(155)
Changes in operating assets and liabilities
Accounts receivable increase / (decrease)	1,991	(1,855)	4,642
Inventories increase / (decrease)	(3,457)	1,331	1,114
Prepaid expenses and other current assets increase / (decrease)	(7,694)	(4,408)	2,417
Accounts payable and other liabilities (decrease) / increase	(6,040)	8,394	(7,224)
Long-term accounts receivable increase		198	119
Net cash provided by operating activities	86,748	149,554	133,114
Cash provided by (used in) investing activities
Payment to acquire vessels	(1,733)	(3,348)	(3,503)
Payment for vessels under construction	(239,179)	(236,648)	(230,066)
Purchase of other property, plant and equipment	(75)	(142)	(108)
Receipt of shipyard penalty payments	1,901	1,933
Insurance recoveries	9,374	391	1,803
Capitalized costs for the repair of Navigator Aries	(8,441)
Proceeds from sale of vessel net of costs		31,958
Net cash used in investing activities	(238,153)	(205,856)	(231,874)
Cash provided by (used in) financing activities
Proceeds from secured term loan facilities and revolving credit facility	327,670	157,700	150,000
Direct financing costs of secured term loan facilities and revolving credit facility	(2,680)	(5,879)	(483)
Repayment of secured term loan facilities and revolving credit facility	(204,092)	(70,266)	(182,626)
Issuance costs of stock			(345)
Net cash (used in) provided by financing activities	120,898	81,555	(33,454)
Net (decrease) increase in cash and cash equivalents	(30,507)	25,253	(132,214)
Cash and cash equivalents at beginning of year	87,779	62,526	194,740
Cash and cash equivalents at end of year	57,272	87,779	62,526
Supplemental Information
Total interest paid during the year, net of amounts capitalized	29,815	24,427	25,449
Total tax paid during the year	$ 601	$ 632	$ 560